UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York           February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     46

Form 13F Information Table Value Total:     243,502
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                                 FORM 13F INFORMATION TABLE
                                               Lakewood Capital Management, LP
                                                    December 31, 2010


COLUMN 1                         COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                              VALUE       SHRS OR  SH/PUT    INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (X$1000)     PRN AMT  PRN/CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
ABITIBIBOWATER INC               COM NEW           003687209    3,551     150,017   SH          SOLE      NONE      150,017
ARLINGTON ASSET INVT CORP        CL A NEW          041356205    5,515     229,902   SH          SOLE      NONE      229,902
ASPEN INSURANCE HOLDINGS LTD     SHS               G05384105   11,792     412,019   SH          SOLE      NONE      412,019
AXIS CAPITAL HOLDINGS            SHS               G0692U109    2,503      69,772   SH          SOLE      NONE       69,772
BANK OF AMERICA CORPORATION      COM               060505104    1,782     133,572   SH          SOLE      NONE      133,572
BARCLAYS BK PLC                  IPATH S&P MT ETN  06740C519   21,936     333,572   SH          SOLE      NONE      333,572
BP PLC                           SPONSORED ADR     055622104    4,709     106,615   SH          SOLE      NONE      106,615
CHEMTURA CORP                    COM NEW           163893209   10,236     640,531   SH          SOLE      NONE      640,531
CITIGROUP INC                    COM               172967101    2,828     597,800   SH          SOLE      NONE      597,800
COPA HOLDINGS SA                 CL A              P31076105    6,165     104,780   SH          SOLE      NONE      104,780
CVR ENERGY INC                   COM               12662P108   10,383     683,969   SH          SOLE      NONE      683,969
E M C CORP MASS                  COM               268648102    4,675     204,148   SH          SOLE      NONE      204,148
ECHOSTAR CORP                    CL A              278768106    3,918     156,912   SH          SOLE      NONE      156,912
EXXON MOBIL CORP                 COM               30231G102    2,254      30,828   SH          SOLE      NONE       30,828
FIRST INDUSTRIAL REALTY TRUS     COM               32054K103    1,564     178,581   SH          SOLE      NONE      178,581
HARTFORD FINL SVCS GROUP INC     COM               416515104      724      27,321   SH          SOLE      NONE       27,321
INGRAM MICRO INC                 CL A              457153104   19,947   1,044,889   SH          SOLE      NONE    1,044,889
INNOSPEC INC                     COM               45768S105    9,527     467,034   SH          SOLE      NONE      467,034
INVESTORS BANCORP INC            COM               46146P102   11,292     860,680   SH          SOLE      NONE      860,680
KEARNY FINL CORP                 COM               487169104    2,700     313,924   SH          SOLE      NONE      313,924
KEMET CORP                       COM NEW           488360207    2,483     170,324   SH          SOLE      NONE      170,324
KKR FINANCIAL HLDGS LLC          COM               48248A306    3,734     401,540   SH          SOLE      NONE      401,540
LIBERTY MEDIA CORP NEW           LIB STAR COM A    53071M708    3,640      54,757   SH          SOLE      NONE       54,757
MARKET VECTORS ETF TR            GOLD MINER ETF    57060U100    1,001      16,281   SH          SOLE      NONE       16,281
MASTERCARD INC                   CL A              57636Q104    2,710      12,091   SH          SOLE      NONE       12,091
MECHEL OAO                       SPON ADR PFD      583840509   17,758   1,857,529   SH          SOLE      NONE    1,857,529
MEDTRONIC INC                    COM               585055106    9,375     252,758   SH          SOLE      NONE      252,758
NORDION INC                      COM               65563C105    3,239     284,398   SH          SOLE      NONE      284,398
OCEANFREIGHT INC                 SHS -A -          Y64202115      845     918,058   SH          SOLE      NONE      918,058
PACER INTL INC TENN              COM               69373H106    3,936     575,502   SH          SOLE      NONE      575,502
PHH CORP                         COM NEW           693320202    2,816     121,654   SH          SOLE      NONE      121,654
PINNACLE AIRL CORP               COM               723443107    1,553     196,521   SH          SOLE      NONE      196,521
REPUBLIC AWYS HLDGS INC          COM               760276105    3,032     414,238   SH          SOLE      NONE      414,238
RIO TINTO PLC                    SPONSORED ADR     767204100    2,877      40,145   SH          SOLE      NONE       40,145
SABRA HEALTH CARE REIT INC       COM               78573L106    1,298      70,542   SH          SOLE      NONE       70,542
SCHWEITZER-MAUDUIT INTL INC      COM               808541106    2,375      37,743   SH          SOLE      NONE       37,743
SPARTECH CORP                    COM NEW           847220209    3,485     372,335   SH          SOLE      NONE      372,335
SPDR GOLD TRUST                  GOLD SHS          78463V107    1,555      11,213   SH          SOLE      NONE       11,213
STEWART INFORMATION SVCS COR     COM               860372101    1,539     133,520   SH          SOLE      NONE      133,520
SUN HEALTHCARE GROUP INC NEW     COM               86677E100      956      75,543   SH          SOLE      NONE       75,543
TRAVELCENTERS OF AMERICA LLC     COM               894174101    1,260     334,169   SH          SOLE      NONE      334,169
WAL MART STORES INC              COM               931142103   12,171     225,688   SH          SOLE      NONE      225,688
WALGREEN CO                      COM               931422109    5,794     148,705   SH          SOLE      NONE      148,705
WELLPOINT INC                    COM               94973V107    8,994     158,180   SH          SOLE      NONE      158,180
WHITE MTNS INS GROUP LTD         COM               G9618E107    3,128       9,321   SH          SOLE      NONE        9,321
WILLIAMS COS INC DEL             COM               969457100    3,945     159,596   SH          SOLE      NONE      159,596


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